Net Loss Per share (Details Textual) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	281,019	281,019	281,019	281,019